Document and Entity Information Document and Entity Information		6 Months Ended
	Jul. 17, 2019	Jun. 30, 2019
Cover page.
Document Type	8-K
Document Period End Date	Jul. 17, 2019
Entity Registrant Name	NETFLIX INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35727
Entity Tax Identification Number	77-0467272
Entity Address, Address Line One		100 Winchester Circle,
Entity Address, City or Town		Los Gatos,
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95032
City Area Code	408
Local Phone Number	540-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class		Common stock, par value $0.001 per share
Trading Symbol		NFLX
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001065280
Amendment Flag	false